Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025120579	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or XXX fees for non-subject property	Resolved-Property report provided. Resolved. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Taxes - Seller-XXX
														Open-Provide proof of document for tax and insurance amount of $XXX for XXX XXX as it is not in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Taxes - Seller-XXX	Resolved-Property report provided. Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025120579	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Resolved-Updated Borrower XXX XXX Credit Report uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX
Resolved-Borrower XXX XXX Credit Report is not expired. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). Per GL XXX page # XXX, a XXX credit report is required no more than XXX days prior to loan closing or any time after closing. Provide updated XXX credit report for B2 as the one file is dated XXX which is expired before note date of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Updated Borrower XXX Credit Report uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX Resolved-Borrower XXX Credit Report is not expired. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2025120579	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Borrower XXX XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Resolved-Updated Borrower XXX Credit Report uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-XXX
Resolved-Borrower XXX Credit Report is not expired. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Credit - Seller-XXX
														Open-Borrower XXX XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). Per GL XXX page # XXX, a XXX credit report is required no more than XXX days prior to loan closing or any time after closing. Provide updated XXX credit report for B1 as the one file is dated XXX which is expired before note date of XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Credit - Seller-XXX	Resolved-Updated Borrower XXX Credit Report uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XXX Resolved-Borrower XXX Credit Report is not expired. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A